UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09425


                      Advantage Advisers Whistler Fund Llc
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth Gerstein
                            Schulte, Roth & Zabel LLP
                          919 Third Avenue, 24th Floor
                                New York NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-667-4225

                     Date of fiscal year end: March 31, 2004

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Investments ...................................................    2

Statement of Operations ...................................................    3

Statements of Changes in Members's Capital ................................    4

Statement of Cash Flows ...................................................    5

Notes to Financial Statements .............................................    6

Supplemental Information ..................................................   13

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------
                                                                              SEPTEMBER 30, 2004
                                                                                  (UNAUDITED)
    ASSETS

Investments in investment funds, at fair value (cost - $117,430,338)               $141,155,901
Cash and cash equivalents                                                             1,330,448
Investments paid in advance                                                           2,000,000
Receivable for investments sold                                                       1,436,860
Interest receivable                                                                       2,443
Other assets                                                                             33,751
                                                                                  -------------
      TOTAL ASSETS                                                                  145,959,403
                                                                                  -------------

    LIABILITIES

Contributions received in advance                                                       364,000
Administration fees payable                                                             119,946
Accrued expenses                                                                         69,650
Accounting and investor services fees payable                                            37,526
Custodian fees payable                                                                      580
Withdrawal payable                                                                           74
                                                                                  -------------

      TOTAL LIABILITIES                                                                 591,776
                                                                                  -------------

           NET ASSETS                                                              $145,367,627
                                                                                  =============

    MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                          $117,913,972
Accumulated net investment loss                                                      (1,011,141)
Accumulated net realized gain from investment transactions                            4,739,233
Net unrealized appreciation on investments                                           23,725,563
                                                                                  -------------

    MEMBERS' CAPITAL                                                               $145,367,627
                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

                                                                % OF                                        SEPTEMBER 30,
                                                               MEMBERS'                                         2004
INVESTMENT FUND                                                CAPITAL               COST                    FAIR VALUE
---------------                                              -----------          -----------               ------------
Ahab Partners, L.P.                                              5.87%            $ 6,100,000               $ 8,535,346
Aristeia Partners, L.P.                                          4.41               5,250,000                 6,411,901
Artis Technology Qualified Partners, L.P.                        3.74               4,250,000                 5,430,042
Basswood Financial Partners, L.P.                                3.81               3,700,000                 5,541,171
Capital Hedge Fund, Ltd., Class G                                2.87               4,000,000                 4,176,847
Castlerigg Partners, L.P.                                        1.41               2,000,000                 2,046,769
CCL Fund, L.L.C.                                                 3.45               5,000,000                 5,018,001
Cipher Composite Fund, L.P.                                      1.87               3,250,000                 2,724,935
Citadel Wellington Partners, L.P.                                6.37               5,500,000                 9,258,901
Emerging CTA Index Fund, L.P.                                    3.22               5,250,000                 4,687,328
Eos Partners, L.P.                                               5.30               6,625,000                 7,705,296
Greylock Global Opportunity Fund, L.P.                           4.88               5,850,000                 7,092,252
Harbert Distressed Investment Fund, L.P.                         5.85               7,000,000                 8,499,569
Highbridge Capital Corporation, Class A                          5.82               6,200,000                 8,465,942
Kingdon Associates                                               2.09               3,000,000                 3,039,919
Mariner Partners, L.P.                                           3.25               4,500,000                 4,720,660
Maverick Fund USA, Ltd., Class B                                 0.48                 605,338                   692,945
Metropolitan Capital Advisors                                    4.88               5,900,000                 7,100,208
Millgate Partners, L.P.                                          5.43               4,700,000                 7,894,943
North Sound Legacy Institutional Fund, L.L.C                     4.00               4,500,000                 5,810,572
Passport II, L.P.                                                2.36               3,500,000                 3,425,470
Prism Partners I, L.P.                                           3.82               4,250,000                 5,554,927
Sirios Capital Partners II, L.P                                  5.07               7,000,000                 7,372,359
TCS Capital II, L.P.                                             3.98               5,500,000                 5,788,479
Zeus Fixed Income Arbitrage, L.P., Class A                       2.87               4,000,000                 4,161,119
                                                             --------            ------------              ------------
TOTAL                                                           97.10%           $117,430,338              $141,155,901
                                                             --------            ------------              ------------

OTHER ASSETS, LESS LIABILITIES*                                  2.90%                                        4,211,726
                                                             --------                                      ------------

MEMBERS' CAPITAL - NET ASSETS                                  100.00%                                     $145,367,627
                                                             ========                                      ============

* Includes $1,330,448 invested in a PNC Bank Money Market Account, which is 0.92% of net assets.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                                    SEPTEMBER 30, 2004
                                                                                       (UNAUDITED)
INVESTMENT INCOME
  Interest                                                                              $     24,665
                                                                                        ------------

EXPENSES
     Administration fees                                                                     676,164
     Accounting and investor services fees                                                    79,095
     Audit and tax fees                                                                       60,901
     Legal fees                                                                               52,978
     Line of credit fees                                                                      37,803
     Registration fees                                                                        30,609
     Insurance expense                                                                        21,899
     Board of Managers' fees and expenses                                                     19,356
     Custodian fees                                                                            8,114
     Miscellaneous fees                                                                       48,887
                                                                                        ------------

       TOTAL EXPENSES                                                                      1,035,806
                                                                                        ------------

       NET INVESTMENT LOSS                                                                (1,011,141)
                                                                                        ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       NET REALIZED GAIN ON INVESTMENTS                                                    4,739,233

       NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                               (4,443,948)
                                                                                        ------------

       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       295,285
                                                                                        ------------

       NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES              $   (715,856)
                                                                                        ============




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

                                                                      SPECIAL
                                                                     ADVISORY
                                                                      MEMBER                MEMBERS               TOTAL
                                                                    ----------            ----------             -------

MEMBERS' CAPITAL, MARCH 31, 2003                                     $        --          $136,808,285         $136,808,285

FROM INVESTMENT ACTIVITIES
  Net investment loss                                                         --            (1,992,055)          (1,992,055)
  Net realized gain on investments                                            --             4,151,858            4,151,858
  Net change in unrealized appreciation
    on investments                                                            --             9,931,665            9,931,665
  Incentive allocation                                                 1,036,307            (1,036,307)                   --
                                                                     -----------          ------------         -------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                                         1,036,307            11,055,161           12,091,468

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                                       --            37,059,848           37,059,848
  Capital withdrawals                                                 (1,036,307)          (61,449,937)         (62,486,244)
                                                                     -----------          ------------         -------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                         (1,036,307)          (24,390,089)         (25,426,396)
                                                                     -----------          ------------         -------------

MEMBERS' CAPITAL, MARCH 31, 2004                                     $        --          $123,473,357         $123,473,357
                                                                     ===========          ============         ============
From investment activities
  Net investment loss                                                         --            (1,011,141)          (1,011,141)
  Net realized gain on investments                                            --               4,739,233            4,739,233
  Net change in unrealized depreciation
    on investments                                                            --            (4,443,948)          (4,443,948)
  Incentive allocation                                                    27,008               (27,008)                   --
                                                                     -----------          ------------         -------------
  NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                                    27,008              (742,864)            (715,856)

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                                       --            37,873,298           37,873,298
  Capital withdrawals                                                    (27,008)          (15,236,164)         (15,263,172)
                                                                     -----------          ------------         -------------
  NET INCREASE (DECREASE) IN MEMBERS'
    CAPITAL DERIVED FROM CAPITAL TRANSACTIONS                            (27,008)           22,637,134           22,610,126
                                                                     -----------          ------------         -------------

MEMBERS' CAPITAL, SEPTEMBER 30, 2004                                 $        --          $145,367,627         $145,367,627
                                                                     ===========          ============         ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
-------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                                    SEPTEMBER 30, 2004
                                                                                        (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net decrease in members' capital derived from investment activities                  $    (715,856)
  Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
      Increase in investments in investment funds, at fair value                         (19,161,390)
      Decrease in receivable for investments paid in advance                                 500,000
      Increase in receivable for investments sold                                         (1,288,070)
      Increase in interest receivable                                                         (2,012)
      Decrease in other assets                                                                45,259
      Increase in administration fees payable                                                 16,761
      Increase in accounting and investor services fees payable                                4,971
      Decrease in custodian fees payable                                                      (3,086)
      Decrease in accrued expenses                                                           (84,583)
                                                                                       -------------

     NET CASH USED IN OPERATING ACTIVITIES                                               (20,688,006)
                                                                                       -------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                                                   36,937,298
  Capital withdrawals                                                                    (15,263,098)
                                                                                       -------------

    NET CASH PROVIDED BY FINANCING ACTIVITIES                                             21,674,200
                                                                                       -------------

    NET CHANGE IN CASH AND CASH EQUIVALENTS                                                  986,194
      Cash and cash equivalents at beginning of period                                       344,254
                                                                                       -------------
      Cash and cash equivalents at end of period                                       $   1,330,448
                                                                                       =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

         Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently five members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2. SIGNIFICANT ACCOUNTING POLICIES

         The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 2% (per annum) of net assets, performance or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         B. REVENUE AND EXPENSE RECOGNITION

         Interest income is recorded on the accrual basis.

         C. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2004, $1,330,448 in cash equivalents were held at PNC Bank in an interest-bearing account.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified $1,992,055 from accumulated net investment loss and $4,151,858 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2004. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss, and net realized gain on investments that have been allocated or are estimated to be allocated to the Company's Members and had no effect on net assets.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member during the period (an "Incentive Allocation") will be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. As of September 30, 2004, an incentive allocation in the amount of $27,008 was credited to the Special Advisory Account. Based upon the profits for the nine months ended September 30, 2004, the additional incentive allocation that would be credited to the Special Advisory Account is $205,852. However, this amount is not reflected in the accompanying Statements of Changes in Members' Capital because the incentive allocation is credited at the end of each calendar year, when and if earned.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. Currently, no Managers are "interested persons" of the Company.

         PFPC Trust Company serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $31,900, for the six months ended September 30, 2004.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5. INVESTMENTS

         Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2004, amounted to $36,500,000 and $17,633,895, respectively. The cost of investments for Federal income tax purposes will be adjusted for items of taxable income allocated to the Company from the investment funds at the end of each calendar year, when the investment funds report taxable income to the Company. For the period January 1, 2004 through September 30, 2004, taxable income allocated to the Company from the Investment funds is not yet available. At September 30, 2004, accumulated net unrealized appreciation on investments was $23,725,563 consisting of $24,887,830 gross unrealized appreciation and $1,162,267 gross unrealized depreciation.

6. LINE OF CREDIT

         The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of September 30, 2004, the Company had no outstanding borrowings against this line of credit. There were no borrowings on this line of credit during the six months ended September 30, 2004.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                       PERIOD FROM
                                           SIX MONTHS         YEAR           YEAR            YEAR          YEAR        OCT. 1, 1999
                                             ENDED            ENDED          ENDED           ENDED         ENDED    (COMMENCEMENT OF
                                         SEPTEMBER 30,      MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,    OPERATIONS) TO
                                             2004             2004           2003            2002          2001       MARCH 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s)         $ 145,368         $ 123,473       $ 136,808       $ 103,206     $ 70,721       $ 43,085
Ratio of net investment (loss) to
  average net assets*                        (1.52%)**         (1.43%)         (1.37%)         (1.30%)      (1.28%)        (3.47%)**
Ratio of expenses to
  average net assets*                         1.56%**           1.46%           1.44%           1.37%        1.67%          3.67%**
Ratio of incentive allocation to
  average net assets                          0.04%             0.74%           0.24%           0.46%        0.84%          2.14%
Total return--gross***                       (0.34%)            8.64%           2.36%           5.07%       10.60%         11.53%
Total return--net***                         (0.54%)            7.93%           2.00%           4.44%        8.60%         10.38%
Portfolio turnover                           14.09%            25.96%          17.58%          16.09%        9.72%          1.62%
Average debt ratio                            0.00%             0.00%           0.00%           0.00%        0.00%          0.00%

* The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

**   Annualized.

*** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any. Total return for a period of less than a full year is not annualized. Prior period returns have been adjusted to conform to the current year presentation.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENTS

         Subsequent to September 30, 2004 and through November 18, 2004, the Company received initial and/or additional contributions from Members of $872,500.

         Subsequent to September 30, 2004, the Fund has accepted for purchase, member interests amounting to approximately $27,400,000. The exact amount will be determined December 31, 2004, when the value of the member interests will be determined for purposes of calculating the purchase price of such member interests.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)


I. RESULTS OF SPECIAL MEETING OF MEMBERS

The Company held a Special Meeting of the Members on July 15, 2004. At this meeting, the Members elected each of the nominees proposed for election to the Company's Board of Managers. The following provides information concerning the matters voted on at the meeting:

ELECTION OF MANAGERS OF THE COMPANY

                                                               VOTES             NON-VOTING          INTERESTS OF
        NOMINEES                        VOTES FOR             WITHHELD           INTERESTS             RECORD
Jesse H. Ausubel                        63,035,922            2,504,141          59,611,179          125,151,242

Lawrence K. Becker                      63,035,922            2,504,141          59,611,179          125,151,242

James E. Buck                           63,035,922            2,504,141          59,611,179          125,151,242

Marshall Dornfeld*                      62,070,515            3,469,549          59,611,178          125,151,242

Luis Rubio                              62,172,582            3,367,482          59,611,178          125,151,242

Janet L. Schinderman                    62,151,288            3,388,775          59,611,179          125,151,242

* Marshall Dornfeld resigned as a Manager of the Company effective as of September 10, 2004.


II. PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at
212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.


III. PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q; (ii) the Company's Forms N-Q are available on the Commission's website at http://www.sec.gov; and (iii) the Company's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)      Advantage Advisers Whistler Fund LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)


Date             December 2, 2004
    ----------------------------------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)


Date             December 2, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)


Date                       December 2, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.